REVENUE AND COST OF SALES	3 Months Ended
Mar. 31, 2024
REVENUE AND COST OF SALES
REVENUE AND COST OF SALES

13. REVENUE AND COST OF SALES

The Company’s revenues for the three months ended March 31, 2024 and 2023, are all attributable to Mexico, from shipments of concentrate from the Avino Mine.

	March 31, 2024	March 31, 2023
Concentrate sales	$12,674	$9,992
Provisional pricing adjustments	(281)	(167)
	$12,393	$9,825

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the periods. Direct costs include the costs of extracting co-products.

Cost of sales is based on the weighted average cost of inventory sold for the periods and consists of the following:

	March 31, 2024	March 31, 2023
Production costs	$9,233	$7,304
Depreciation and depletion	821	670
	$10,054	$7,974